Operating Segments - Additional Information (Detail) $ in Billions	9 Months Ended
	Jul. 31, 2020	Nov. 01, 2019 CAD ($) Cash_generating	Oct. 31, 2019 Cash_generating
Disclosure of operating segments [line items]
Description of reportable segments	Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank
Number of cash generating units | Cash_generating		5	4
Global Wealth Management [member]
Disclosure of operating segments [line items]
Goodwill allocation | $		$ 3.4